UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS†,1 - 68.6%
Guggenheim Strategy Fund II	58,232	$1,452,310
Guggenheim Strategy Fund I	58,115	1,452,306
Total Mutual Funds
(Cost $2,894,775)		2,904,616

	Face Amount
U.S. TREASURY BILLS†† - 7.1%
U.S. Treasury Bill
0.00% due 10/13/16[2,3]	$300,000	299,986
Total U.S. Treasury Bills
(Cost $299,992)		299,986

REPURCHASE AGREEMENTS††,4 - 18.3%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	629,971	629,971
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	144,656	144,656
Total Repurchase Agreements
(Cost $774,627)		774,627
Total Investments - 94.0%
(Cost $3,969,394)		$3,979,229
Other Assets & Liabilities, net - 6.0%		252,207
Total Net Assets - 100.0%		$4,231,436

	Contracts	Unrealized Gain
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2016 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $4,273,475)	47	$83,952

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Consolidated Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Commodity Futures Contracts	$—	$83,952	$—	$—	$83,952
Mutual Funds	2,904,616	—	—	—	2,904,616
Repurchase Agreements	—	—	774,627	—	774,627
U.S. Treasury Bills	—	—	299,986	—	299,986
Total	$2,904,616	$83,952	$1,074,613	$—	$4,063,181

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.7%
Guggenheim Enhanced Short Duration ETF[1]	108,400	$5,441,680
Total Exchange-Traded Funds
(Cost $5,429,550)		5,441,680

MUTUAL FUNDS†,1 - 79.0%
Guggenheim Strategy Fund II	1,872,019	46,688,152
Guggenheim Strategy Fund I	1,686,065	42,134,761
Guggenheim Strategy Fund III	1,084,432	27,089,115
Total Mutual Funds
(Cost $115,684,466)		115,912,028

	Face Amount
U.S. TREASURY BILLS†† - 9.9%
U.S. Treasury Bill
0.00% due 10/13/16[2,3]	$14,500,000	14,499,319
Total U.S. Treasury Bills
(Cost $14,499,625)		14,499,319

REPURCHASE AGREEMENTS††,4 - 7.7%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	6,289,866	6,289,866
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	4,994,184	4,994,184
Total Repurchase Agreements
(Cost $11,284,050)		11,284,050
Total Investments - 100.3%
(Cost $146,897,691)		$147,137,077
Other Assets & Liabilities, net - (0.3)%		(423,628)
Total Net Assets - 100.0%		$146,713,449

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $11,056,795)	106	$251,509
October 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $8,439,382)	83	204,614
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $15,971,140)	164	204,434
December 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $7,089,469)	24	101,243
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $5,729,820)	37	99,627
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $10,381,980)	114	72,126
October 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $5,803,194)	59	62,039
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,491,600)	28	37,858
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,348,388)	31	19,471
December 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $1,958,483)	12	16,969
December 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $1,067,858)	12	(354)
October 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $15,356,963)	101	(37,769)
October 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $9,652,720)	280	(76,566)

(Total Aggregate Value of Contracts $99,347,792)		$955,201

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $103,671,811)	69	$429,646
December 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $147,814,120)	996	205,287
December 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $30,304,313)	231	95,925
December 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $147,895,647)	1,174	71,649
December 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $12,104,128)	65	69,392

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
December 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $10,654,782)	102	$42,299
December 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $17,821,421)	159	26,089
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $2,765,625)	15	(4,150)
December 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $6,905,938)	41	(14,502)
December 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $16,193,416)	96	(27,492)
(Total Aggregate Value of Contracts $496,131,201)		$894,143

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $8,324,736)	326	$333,036
November 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $2,650,000)	50	211,131
November 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $6,056,250)	102	148,361
November 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,954,445)	32	97,874
November 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $2,912,352)	46	70,854
November 2016 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $1,542,542)	24	41,380
December 2016 Corn Futures Contracts (Aggregate Value of Contracts $538,000)	32	1,020
November 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,668,750)	40	110
December 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $2,496,450)	44	(7,896)
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $1,859,325)	39	(12,769)
December 2016 Silver Futures Contracts (Aggregate Value of Contracts $865,575)	9	(20,187)
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,975,190)	58	(33,155)
(Total Aggregate Value of Contracts $32,843,615)		$829,759

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $10,545,960)	138	$182,059
December 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $15,085,300)	122	70,717
December 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $10,849,300)	77	2,798
(Total Aggregate Value of Contracts $36,480,560)		$255,574

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2016 Wheat Futures Contracts (Aggregate Value of Contracts $6,773,700)	337	$413,947
December 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $3,697,210)	209	351,552
December 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $5,813,500)	280	316,975
December 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $3,043,800)	76	152,115
November 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $1,341,820)	46	65,242
December 2016 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $264,100)	2	4,694

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
November 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,726,920)	36	$(15,462)
December 2016 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,098,680)	22	(63,481)
December 2016 Copper Futures Contracts (Aggregate Value of Contracts $5,030,025)	91	(64,904)
November 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $4,793,600)	107	(303,607)
(Total Aggregate Value of Contracts $33,583,355)		$857,071

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 British Pound Futures Contracts (Aggregate Value of Contracts $17,117,375)	211	$149,769
December 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $9,458,720)	124	(55,326)
(Total Aggregate Value of Contracts $26,576,095)		$94,443

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $1,066,403)	17	$2,900
December 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $1,446,526)	11	(14,540)
October 2016 CAC ' 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $9,495,198)	190	(139,866)
(Total Aggregate Value of Contracts $12,008,127)		$(151,506)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $8,386,195)	69	$(20,515)
December 2016 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $131,247,044)	1,515	(232,635)
(Total Aggregate Value of Contracts $139,633,239)		$(253,150)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Consolidated Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$2,208,291	$—	$—	$—	$2,208,291
Exchange-Traded Funds	5,441,680	—	—	—	—	5,441,680
Currency Futures Contracts	—	405,343	—	—	—	405,343
Equity Futures Contracts	—	433,516	—	639,274	—	1,072,790
Interest Rate Futures Contracts	—	95,925	—	844,362	—	940,287
Mutual Funds	115,912,028	—	—	—	—	115,912,028
Repurchase Agreements	—	—	11,284,050	—	—	11,284,050
U.S. Treasury Bills	—	—	14,499,319	—	—	14,499,319
Total	$121,353,708	$3,143,075	$25,783,369	$1,483,636	$—	$151,763,788

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$521,461	$—	$—	$—	$521,461
Currency Futures Contracts	—	55,326	—	—	—	55,326
Equity Futures Contracts	—	76,566	—	192,529	—	269,095
Interest Rate Futures Contracts	—	39,167	—	260,127	—	299,294
Total	$—	$692,520	$—	$452,656	$—	$1,145,176

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 58.5%
Consumer, Non-cyclical – 11.0%
WhiteWave Foods Co. — Class A*	40,993	$2,231,249
Cepheid*	23,336	1,229,575
Alere, Inc.*,1	26,748	1,156,584
St. Jude Medical, Inc.[1]	14,168	1,130,039
Humana, Inc.[1]	2,810	497,062
Allergan plc*,1	1,601	368,726
Vitae Pharmaceuticals, Inc.*	17,147	358,715
Raptor Pharmaceutical Corp.*	34,244	307,169
Apollo Education Group, Inc. — Class A*,1	28,345	225,343
Cigna Corp.[1]	1,719	224,020
SABMiller plc ADR[1]	3,831	222,542
Bio-Rad Laboratories, Inc. — Class A*,1	1,305	213,772
Tyson Foods, Inc. — Class A1	2,693	201,086
Western Union Co.[1]	9,551	198,852
United Therapeutics Corp.*,1	1,683	198,729
Herbalife Ltd.*,1	3,156	195,640
Amgen, Inc.[1]	1,165	194,334
Baxter International, Inc.[1]	3,997	190,256
Constellation Brands, Inc. — Class A1	1,136	189,132
ManpowerGroup, Inc.[1]	2,566	185,419
Ingredion, Inc.[1]	1,389	184,819
CoreLogic, Inc.*,1	4,670	183,158
Mondelez International, Inc. — Class A1	4,124	181,044
Charles River Laboratories International, Inc.*,1	2,146	178,848
Danaher Corp.[1]	2,273	178,180
Archer-Daniels-Midland Co.[1]	4,124	173,909
Dr Pepper Snapple Group, Inc.[1]	1,893	172,849
Teleflex, Inc.[1]	1,010	169,731
Reynolds American, Inc.[1]	3,576	168,608
Gilead Sciences, Inc.[1]	2,062	163,145
Cooper Companies, Inc.[1]	883	158,287
KAR Auction Services, Inc.[1]	3,576	154,340
DaVita, Inc.*,1	2,273	150,177
Kroger Co.[1]	5,007	148,608
AbbVie, Inc.[1]	2,315	146,007
Spectrum Brands Holdings, Inc.[1]	968	133,284
Edwards Lifesciences Corp.*,1	1,094	131,893
Universal Health Services, Inc. — Class B1	968	119,277
Cynapsus Therapeutics, Inc.*	2,883	115,954
WellCare Health Plans, Inc.*,1	883	103,390
EndoChoice Holdings, Inc.*	12,869	102,695
Envision Healthcare Holdings, Inc.*,1	4,472	99,591
VCA, Inc.*,1	1,389	97,202
Pilgrim's Pride Corp.[1]	4,292	90,647
Laboratory Corporation of America Holdings*,1	504	69,290
Johnson & Johnson[1]	546	64,499
JM Smucker Co.[1]	337	45,677
Vantiv, Inc. — Class A*,1	715	40,233
MEDNAX, Inc.*,1	504	33,390
Quest Diagnostics, Inc.[1]	379	32,075
Eli Lilly & Co.[1]	337	27,048
Total System Services, Inc.[1]	421	19,850
Hormel Foods Corp.[1]	420	15,931
Church & Dwight Company, Inc.[1]	252	12,076
Quanta Services, Inc.*,1	379	10,608
Service Corporation International[1]	211	5,600
Molson Coors Brewing Co. — Class B1	42	4,612
Acadia Healthcare Company, Inc.*,1	84	4,162
Procter & Gamble Co.[1]	42	3,770
VWR Corp.*	126	3,573
Hill-Rom Holdings, Inc.[1]	42	2,603
Hologic, Inc.*,1	42	1,631
Total Consumer, Non-cyclical		13,620,515
Technology – 10.1%
Rackspace Hosting, Inc.*	51,759	1,640,244
FleetMatics Group plc*	25,698	1,541,367
Intersil Corp. — Class A	46,659	1,023,232
Press Ganey Holdings, Inc.*	22,938	926,695
inContact, Inc.*,1	44,089	616,365
Interactive Intelligence Group, Inc.*	8,537	513,415
Silicon Graphics International Corp.*	52,862	407,038
KLA-Tencor Corp.[1]	5,004	348,828
Lexmark International, Inc. — Class A1	7,038	281,238
Linear Technology Corp.	4,482	265,738
Dell Technologies Incorporated - VMware Inc — Class V*,1	5,217	249,352
ON Semiconductor Corp.*,1	19,860	244,675
Cvent, Inc.*,1	7,402	234,717
Electronic Arts, Inc.*,1	2,441	208,462
Apple, Inc.[1]	1,809	204,507
Intel Corp.[1]	5,386	203,322
SunEdison Semiconductor Ltd.*	17,800	202,742
Synopsys, Inc.*,1	3,409	202,324
NVIDIA Corp.[1]	2,945	201,791
Activision Blizzard, Inc.[1]	4,461	197,622
Teradyne, Inc.[1]	8,794	189,775
Cadence Design Systems, Inc.*,1	7,406	189,075
Citrix Systems, Inc.*,1	2,188	186,461
Amdocs Ltd.[1]	3,198	185,004
Fidelity National Information Services, Inc.[1]	2,399	184,796
Microsoft Corp.[1]	3,198	184,205
DST Systems, Inc.[1]	1,556	183,484
CA, Inc.[1]	5,469	180,914
Oracle Corp.[1]	4,544	178,488
Allscripts Healthcare Solutions, Inc.*,1	13,548	178,427
Leidos Holdings, Inc.[1]	3,787	163,901
Nuance Communications, Inc.*,1	11,235	162,908
Broadridge Financial Solutions, Inc.[1]	1,851	125,479
NetSuite, Inc.*	938	103,827

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 58.5% (continued)
Technology – 10.1% (continued)
Xerox Corp.[1]	9,425	$95,475
Western Digital Corp.[1]	1,579	92,324
Akamai Technologies, Inc.*,1	1,178	62,422
Pitney Bowes, Inc.[1]	2,608	47,361
Genpact Ltd.*,1	1,514	36,260
Applied Materials, Inc.[1]	632	19,055
HP, Inc.[1]	840	13,045
Epiq Systems, Inc.	300	4,947
Total Technology		12,481,307
Financial - 8.8%
EverBank Financial Corp.	61,525	1,191,123
PrivateBancorp, Inc. — Class A1	15,159	696,101
Bats Global Markets, Inc.	8,263	248,964
Popular, Inc.[1]	6,228	238,034
E*TRADE Financial Corp.*,1	7,447	216,856
Reinsurance Group of America, Inc. — Class A1	1,978	213,506
Ally Financial, Inc.[1]	10,771	209,711
NorthStar Realty Finance Corp.	15,839	208,600
Nasdaq, Inc.[1]	3,030	204,646
Assured Guaranty Ltd.[1]	7,364	204,351
Starwood Property Trust, Inc.[1]	9,005	202,792
Synovus Financial Corp.[1]	6,143	199,832
JPMorgan Chase & Co.[1]	2,987	198,905
PNC Financial Services Group, Inc.[1]	2,188	197,116
Arch Capital Group Ltd.*,1	2,482	196,723
American National Insurance Co.[1]	1,598	194,892
MFA Financial, Inc.[1]	25,793	192,932
American Financial Group, Inc.[1]	2,566	192,449
AGNC Investment Corp.	9,846	192,391
Everest Re Group Ltd.[1]	1,010	191,870
Piedmont Office Realty Trust, Inc. — Class A1	8,752	190,531
Aspen Insurance Holdings Ltd.[1]	4,082	190,180
Bank of New York Mellon Corp.[1]	4,754	189,590
VEREIT, Inc.[1]	18,262	189,377
Berkshire Hathaway, Inc. — Class B*,1	1,305	188,533
Chimera Investment Corp.[1]	11,815	188,449
Capital One Financial Corp.[1]	2,608	187,333
Annaly Capital Management, Inc.[1]	17,588	184,674
Cincinnati Financial Corp.[1]	2,441	184,100
Goldman Sachs Group, Inc.[1]	1,136	183,203
Hartford Financial Services Group, Inc.[1]	4,250	181,985
Corporate Office Properties Trust[1]	6,354	180,136
Air Lease Corp. — Class A1	6,186	176,796
SunTrust Banks, Inc.[1]	3,997	175,069
Interactive Brokers Group, Inc. — Class A1	4,923	173,634
Lamar Advertising Co. — Class A1	2,650	173,072
Voya Financial, Inc.[1]	5,975	172,200
Old Republic International Corp.[1]	9,719	171,249
Hanover Insurance Group, Inc.[1]	2,188	165,019
Cardinal Financial Corp.	5,814	151,687
Travelers Companies, Inc.[1]	1,305	149,488
Citigroup, Inc.[1]	3,114	147,074
Ameriprise Financial, Inc.[1]	1,473	146,962
Associated Banc-Corp.[1]	7,322	143,438
Equity Residential[1]	2,188	140,754
Synchrony Financial[1]	4,923	137,844
Discover Financial Services[1]	2,188	123,731
Suffolk Bancorp	3,080	107,092
Fidelity & Guaranty Life[1]	3,754	87,055
Fifth Third Bancorp[1]	2,650	54,219
Raymond James Financial, Inc.[1]	841	48,955
Jones Lang LaSalle, Inc.[1]	421	47,906
Bank of America Corp.[1]	2,608	40,815
Endurance Specialty Holdings Ltd.[1]	589	38,550
Santander Consumer USA Holdings, Inc.*,1	2,820	34,291
Two Harbors Investment Corp.[1]	3,913	33,378
RenaissanceRe Holdings Ltd.[1]	253	30,400
CIT Group, Inc.[1]	799	29,004
AmTrust Financial Services, Inc.[1]	885	23,745
EPR Properties[1]	253	19,921
Morgan Stanley[1]	420	13,465
Kimco Realty Corp.[1]	378	10,943
CME Group, Inc. — Class A1	42	4,390
Lincoln National Corp.[1]	42	1,973
Huntington Bancshares, Inc.	1	6
Total Financial		10,804,010
Consumer, Cyclical - 8.6%
G&K Services, Inc. — Class A	16,937	1,617,315
CST Brands, Inc.[1]	21,382	1,028,261
Virgin America, Inc.*,1	12,013	642,816
Ingram Micro, Inc. — Class A1	16,071	573,092
Rite Aid Corp.*,1	61,927	476,219
International Game Technology plc[1]	9,804	239,022
Best Buy Company, Inc.[1]	6,017	229,729
Penske Automotive Group, Inc.[1]	4,712	227,025
Dolby Laboratories, Inc. — Class A1	3,871	210,157
Foot Locker, Inc.[1]	3,072	208,035
PVH Corp.[1]	1,851	204,536
Office Depot, Inc.[1]	57,106	203,868
Lear Corp.[1]	1,641	198,922
Carnival Corp.[1]	3,997	195,133
Darden Restaurants, Inc.[1]	2,987	183,163
Royal Caribbean Cruises Ltd.[1]	2,441	182,953
World Fuel Services Corp.[1]	3,913	181,015
Walgreens Boots Alliance, Inc.[1]	2,188	176,397
Michael Kors Holdings Ltd.*,1	3,660	171,251
Goodyear Tire & Rubber Co.[1]	5,218	168,541
CVS Health Corp.[1]	1,893	168,458
DR Horton, Inc.[1]	5,554	167,731
Target Corp.[1]	2,399	164,762
GameStop Corp. — Class A1	5,933	163,691
Alaska Air Group, Inc.[1]	2,482	163,465
Lennar Corp. — Class A1	3,829	162,120
Kohl's Corp.[1]	3,576	156,450

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 58.5% (continued)
Consumer, Cyclical - 8.6% (continued)
Vista Outdoor, Inc.*,1	3,745	$149,276
Nu Skin Enterprises, Inc. — Class A1	2,230	144,459
WESCO International, Inc.*,1	2,188	134,540
Cabela's, Inc.*,1	2,441	134,084
Southwest Airlines Co.[1]	3,367	130,943
Dick's Sporting Goods, Inc.[1]	2,188	124,103
Liberty Interactive Corporation QVC Group — Class A*,1	5,764	115,338
PACCAR, Inc.[1]	1,935	113,739
Extended Stay America, Inc.[1]	7,995	113,529
Norwegian Cruise Line Holdings Ltd.*,1	2,987	112,610
Isle of Capri Casinos, Inc.*	4,418	98,433
Six Flags Entertainment Corp.[1]	1,767	94,729
Genuine Parts Co.[1]	841	84,478
Mohawk Industries, Inc.*,1	421	84,343
Whirlpool Corp.[1]	379	61,459
Ford Motor Co.[1]	3,871	46,723
AutoNation, Inc.*,1	926	45,105
United Continental Holdings, Inc.*,1	841	44,127
Wyndham Worldwide Corp.[1]	631	42,485
Carter's, Inc.[1]	463	40,147
General Motors Co.[1]	1,093	34,725
Dillard's, Inc. — Class A1	506	31,883
Urban Outfitters, Inc.*,1	841	29,031
Carmike Cinemas, Inc.*,1	884	28,898
Skullcandy, Inc.*	4,298	27,249
Hasbro, Inc.[1]	295	23,402
LKQ Corp.*,1	169	5,993
Marriott International, Inc. — Class A	1	54
Total Consumer, Cyclical		10,560,012
Industrial – 5.3%
Joy Global, Inc.	14,933	414,242
Rofin-Sinar Technologies, Inc.*,1	12,860	413,835
Corning, Inc.[1]	8,836	208,971
Crown Holdings, Inc.*,1	3,534	201,756
Oshkosh Corp.[1]	3,492	195,552
Avnet, Inc.[1]	4,754	195,199
Deere & Co.[1]	2,273	194,001
Stanley Black & Decker, Inc.[1]	1,556	191,356
Sonoco Products Co.[1]	3,618	191,139
Eaton Corporation plc[1]	2,903	190,756
AGCO Corp.[1]	3,829	188,846
CSX Corp.[1]	6,101	186,081
Arrow Electronics, Inc.*,1	2,903	185,705
Jabil Circuit, Inc.[1]	8,457	184,532
Owens Corning[1]	3,451	184,250
L-3 Communications Holdings, Inc.[1]	1,221	184,041
Jacobs Engineering Group, Inc.*,1	3,534	182,778
Republic Services, Inc. — Class A1	3,576	180,409
Northrop Grumman Corp.[1]	841	179,931
Spirit AeroSystems Holdings, Inc. — Class A*,1	4,039	179,897
Trinity Industries, Inc.[1]	7,364	178,062
Huntington Ingalls Industries, Inc.[1]	1,052	161,398
Orbital ATK, Inc.[1]	2,104	160,388
Ryder System, Inc.[1]	2,399	158,215
FedEx Corp.[1]	885	154,592
Masco Corp.[1]	4,461	153,057
Carlisle Companies, Inc.[1]	1,473	151,086
AMERCO[1]	463	150,118
ITT, Inc.[1]	3,787	135,726
AECOM*,1	4,419	131,377
Regal Beloit Corp.[1]	1,851	110,116
AEP Industries, Inc.	929	101,605
Bemis Company, Inc.[1]	1,978	100,898
Packaging Corporation of America[1]	1,094	88,898
Waste Management, Inc.[1]	1,305	83,207
Timken Co.[1]	2,062	72,459
Kirby Corp.*,1	1,094	68,003
Snap-on, Inc.[1]	337	51,211
USG Corp.*,1	1,725	44,591
Norfolk Southern Corp.[1]	421	40,862
PerkinElmer, Inc.[1]	295	16,552
Energizer Holdings, Inc.[1]	211	10,542
Textron, Inc.[1]	211	8,387
FLIR Systems, Inc.[1]	209	6,567
Total Industrial		6,571,194
Communications - 4.6%
LinkedIn Corp. — Class A*,1	10,046	1,919,991
Starz — Class A*,1	16,755	522,588
AVG Technologies N.V.*	12,400	310,125
Yahoo!, Inc.*	6,627	285,624
eBay, Inc.*,1	7,531	247,770
Cisco Systems, Inc.[1]	6,354	201,549
Juniper Networks, Inc.[1]	8,205	197,412
Comcast Corp. — Class A1	2,777	184,226
Thomson Reuters Corp.[1]	4,419	182,858
AT&T, Inc.[1]	4,419	179,456
TEGNA, Inc.[1]	7,868	171,995
Expedia, Inc.[1]	1,473	171,929
VeriSign, Inc.*,1	2,188	171,189
Symantec Corp.[1]	6,354	159,485
Walt Disney Co.[1]	1,263	117,282
United States Cellular Corp.*,1	2,693	97,864
Scripps Networks Interactive, Inc. — Class A1	1,389	88,188
Liberty Media Corporation-Liberty SiriusXM — Class A*,1	2,020	68,639
Alphabet, Inc. — Class A*,1	84	67,541
Telephone & Data Systems, Inc.[1]	2,482	67,461
Alphabet, Inc. — Class C*,1	84	65,292
IAC/InterActiveCorp[1]	1,010	63,095
CenturyLink, Inc.[1]	2,273	62,348
Liberty Media Corporation-Liberty SiriusXM — Class C*,1	1,221	40,794
T-Mobile US, Inc.*,1	673	31,443
Omnicom Group, Inc.[1]	253	21,505

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 58.5% (continued)
Communications - 4.6% (continued)
John Wiley & Sons, Inc. — Class A1	126	$6,503
Motorola Solutions, Inc.[1]	84	6,408
Interpublic Group of Companies, Inc.[1]	251	5,610
GoDaddy, Inc. — Class A*,1	84	2,901
Total Communications		5,719,071
Basic Materials - 3.8%
Valspar Corp.[1]	11,270	1,195,409
Chemtura Corp.*	28,164	924,060
Monsanto Co.	4,713	481,669
Syngenta AG ADR*,1	3,032	265,603
Cabot Corp.[1]	3,871	202,879
Domtar Corp.[1]	5,260	195,304
Albemarle Corp.[1]	2,146	183,462
Celanese Corp. — Class A1	2,693	179,246
Eastman Chemical Co.[1]	2,608	176,509
Steel Dynamics, Inc.[1]	6,901	172,456
Nucor Corp.[1]	3,367	166,498
Reliance Steel & Aluminum Co.[1]	2,230	160,627
Mosaic Co.[1]	6,354	155,419
Newmont Mining Corp.[1]	3,198	125,649
Huntsman Corp.[1]	5,260	85,580
Westlake Chemical Corp.[1]	546	29,211
Total Basic Materials		4,699,581
Energy - 3.3%
Baker Hughes, Inc.[1]	10,636	536,800
Spectra Energy Corp.	7,540	322,336
SolarCity Corp.*	12,814	250,642
Williams Partners, LP1	6,189	230,169
Trina Solar Ltd. ADR*	19,344	198,083
Tesoro Corp.[1]	2,357	187,523
Chevron Corp.[1]	1,767	181,860
Valero Energy Corp.[1]	3,198	169,494
Exxon Mobil Corp.[1]	1,935	168,887
Rowan Companies plc — Class A1	10,351	156,922
SM Energy Co.[1]	4,039	155,824
Helmerich & Payne, Inc.[1]	2,188	147,253
First Solar, Inc.*,1	3,451	136,280
Frank's International N.V.[1]	10,267	133,471
Antero Resources Corp.*,1	4,797	129,279
QEP Resources, Inc.[1]	6,606	129,015
SemGroup Corp. — Class A	3,334	117,895
Rice Energy, Inc.*,1	4,502	117,547
ONEOK, Inc.[1]	1,893	97,281
Noble Corporation plc[1]	14,727	93,369
WPX Energy, Inc.*,1	7,069	93,240
PBF Energy, Inc. — Class A1	2,357	53,362
Hess Corp.[1]	841	45,094
Diamond Offshore Drilling, Inc.[1]	2,399	42,246
Equities Corp.[1]	546	39,651
Kosmos Energy Ltd.*,1	5,763	36,941
Marathon Petroleum Corp.[1]	841	34,136
HollyFrontier Corp.[1]	1,305	31,973
Patterson-UTI Energy, Inc.[1]	631	14,115
Range Resources Corp.	0	5
Total Energy		4,050,693
Utilities - 3.0%
Empire District Electric Co.[1]	17,310	590,962
Piedmont Natural Gas Company, Inc.	8,483	509,319
Talen Energy Corp.*,1	27,372	379,102
UGI Corp.[1]	4,124	186,570
SCANA Corp.[1]	2,482	179,621
Edison International[1]	2,441	176,362
Pinnacle West Capital Corp.[1]	2,315	175,917
Xcel Energy, Inc.[1]	4,250	174,845
NiSource, Inc.[1]	7,238	174,508
Consolidated Edison, Inc.[1]	2,315	174,320
Ameren Corp.[1]	3,534	173,802
Public Service Enterprise Group, Inc.[1]	4,124	172,672
American Electric Power Company, Inc.[1]	2,650	170,157
AES Corp.[1]	13,213	169,787
Exelon Corp.[1]	4,292	142,881
Atmos Energy Corp.[1]	1,598	119,003
FirstEnergy Corp.[1]	169	5,591
Total Utilities		3,675,419
Total Common Stocks
(Cost $68,387,430)		72,181,802

MUTUAL FUNDS†,2 - 0.0%
Guggenheim Strategy Fund I	1,018	25,435
Guggenheim Strategy Fund II	242	6,041
Total Mutual Funds
(Cost $31,293)		31,476

CLOSED-END FUNDS† - 12.6%
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	89,438	508,901
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	48,542	468,429
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	22,818	459,783
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	39,617	443,314
Adams Diversified Equity Fund, Inc.[1]	33,345	438,487
BlackRock Resources & Commodities Strategy Trust[1]	53,536	436,318
Tri-Continental Corp.[1]	20,166	431,149
First Trust High Income Long/Short Fund[1]	27,308	425,732
Calamos Strategic Total Return Fund[1]	41,035	421,839
Nuveen Credit Strategies Income Fund[1]	49,326	418,284
AllianzGI Equity & Convertible Income Fund[1]	22,220	415,958
BlackRock Enhanced Equity Dividend Trust[1]	52,398	413,420
Alpine Total Dynamic Dividend Fund[1]	54,174	413,348
BlackRock Credit Allocation Income Trust[1]	30,341	405,052
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	34,885	399,433

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
CLOSED-END FUNDS† - 12.6% (continued)
Boulder Growth & Income Fund, Inc.[1]	39,542	$331,362
GDL Fund[1]	32,668	325,047
Virtus Global Dividend & Income Fund, Inc.[1]	23,858	287,250
General American Investors Company, Inc.[1]	8,060	263,159
Gabelli Healthcare & WellnessRx Trust[1]	24,065	250,757
Clough Global Dividend and Income Fund[1]	19,612	237,894
Western Asset Worldwide Income Fund, Inc.[1]	18,781	218,047
Swiss Helvetia Fund, Inc.[1]	19,886	212,581
Advent Claymore Convertible Securities and Income Fund II1,2	34,495	198,346
Madison Covered Call & Equity Strategy Fund[1]	22,266	173,229
Zweig Fund, Inc.[1]	12,783	165,540
Western Asset Emerging Markets Income Fund, Inc.[1]	12,755	146,810
Bancroft Fund Ltd.[1]	6,584	138,264
Ellsworth Growth and Income Fund Ltd.[1]	16,871	138,173
Putnam High Income Securities Fund[1]	16,085	129,002
China Fund, Inc.[1]	7,561	124,303
Lazard Global Total Return and Income Fund, Inc.[1]	8,253	115,294
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	7,640	113,378
Central Securities Corp.[1]	5,238	111,255
Duff & Phelps Global Utility Income Fund, Inc.[1]	6,160	105,213
RMR Real Estate Income Fund[1]	4,763	103,595
Ares Dynamic Credit Allocation Fund, Inc.[1]	6,813	101,173
Delaware Enhanced Global Dividend & Income Fund[1]	9,458	95,715
Wells Fargo Multi-Sector Income Fund[1]	7,362	95,485
Templeton Emerging Markets Income Fund[1]	8,302	91,322
Nuveen Diversified Dividend & Income Fund[1]	7,753	90,555
First Trust Aberdeen Global Opportunity Income Fund[1]	7,619	89,752
Ivy High Income Opportunities Fund[1]	5,847	84,080
Western Asset Global High Income Fund, Inc.[1]	8,116	82,702
MFS Multimarket Income Trust[1]	12,912	78,634
New Ireland Fund, Inc.[1]	6,179	75,755
Franklin Limited Duration Income Trust[1]	6,102	73,773
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	5,908	72,609
Cohen & Steers Infrastructure Fund, Inc.[1]	3,154	67,937
Tekla Healthcare Opportunities Fund[1]	3,834	67,018
CBRE Clarion Global Real Estate Income Fund[1]	7,930	66,612
Royce Value Trust, Inc.[1]	5,243	66,376
Western Asset Emerging Markets Debt Fund, Inc.[1]	4,068	66,146
First Trust Enhanced Equity Income Fund[1]	4,914	65,651
BlackRock Corporate High Yield Fund, Inc.[1]	5,993	64,844
Eaton Vance Limited Duration Income Fund[1]	4,680	64,163
Gabelli Dividend & Income Trust[1]	3,339	64,142
Liberty All Star Equity Fund[1]	12,378	64,118
BlackRock Multi-Sector Income Trust[1]	3,750	64,013
BlackRock Limited Duration Income Trust[1]	4,118	63,911
BlackRock Debt Strategies Fund, Inc.[1]	17,476	63,787
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	4,138	63,767
MFS Charter Income Trust[1]	7,316	63,210
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	4,866	61,506
Advent/Claymore Enhanced Growth & Income Fund[1,2]	7,312	61,128
Tortoise Pipeline & Energy Fund, Inc.[1]	2,739	58,012
ASA Gold and Precious Metals Ltd.[1]	3,775	55,832
Western Asset High Income Opportunity Fund, Inc.[1]	10,730	54,187
Madison Strategic Sector Premium Fund[1]	4,590	53,933
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	3,853	52,863
Voya Infrastructure Industrials and Materials Fund[1]	3,788	51,062
Nuveen Global High Income Fund[1]	3,251	51,041
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	3,736	50,735
Asia Tigers Fund, Inc.[1]	5,039	50,592
Morgan Stanley India Investment Fund, Inc.[1]	1,769	50,293
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.[1]	4,581	49,246
Calamos Global Dynamic Income Fund[1]	6,538	49,100
Diversified Real Asset Income Fund[1]	2,845	49,048
Royce Micro-Capital Trust, Inc.[1]	6,279	49,039
LMP Capital and Income Fund, Inc.[1]	3,535	48,182

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
CLOSED-END FUNDS† - 12.6% (continued)
Wells Fargo Income Opportunities Fund[1]	5,726	$47,870
Putnam Premier Income Trust[1]	9,786	47,854
Clough Global Opportunities Fund[1]	4,942	47,789
Templeton Dragon Fund, Inc.[1]	2,703	47,573
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	2,153	46,914
First Trust Energy Infrastructure Fund[1]	2,440	46,824
Nuveen Dow 30sm Dynamic Overwrite Fund[1]	3,236	46,663
India Fund, Inc.[1]	1,869	46,463
Blackstone / GSO Strategic Credit Fund[1]	3,108	46,371
ClearBridge American Energy MLP Fund, Inc.[1]	5,167	46,296
Voya Global Equity Dividend and Premium Opportunity Fund[1]	6,329	45,949
Adams Natural Resources Fund, Inc.[1]	2,300	45,839
BlackRock Global Opportunities Equity Trust[1]	3,705	45,386
Wells Fargo Global Dividend Opportunity Fund[1]	7,790	45,260
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	3,035	45,222
Prudential Global Short Duration High Yield Fund, Inc.[1]	2,948	44,544
BlackRock International Growth and Income Trust[1]	7,510	44,534
Avenue Income Credit Strategies Fund[1]	3,407	44,189
KKR Income Opportunities Fund[1]	2,697	43,206
Neuberger Berman High Yield Strategies Fund, Inc.[1]	3,575	42,400
Virtus Global Multi-Sector Income Fund[1]	2,659	42,252
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	3,328	40,003
Nuveen Tax-Advantaged Dividend Growth Fund[1]	2,561	38,031
Templeton Emerging Markets Fund/United States[1]	3,004	37,941
Nuveen Real Asset Income and Growth Fund[1]	2,179	37,566
Clough Global Equity Fund[1]	3,087	35,130
Voya Emerging Markets High Income Dividend Equity Fund[1]	4,247	34,783
Gabelli Multimedia Trust, Inc.[1]	4,471	34,382
Cohen & Steers Global Income Builder, Inc.[1]	3,806	33,835
Voya Asia Pacific High Dividend Equity Income Fund[1]	3,367	33,131
Credit Suisse Asset Management Income Fund, Inc.[1]	10,328	32,430
Nuveen Enhanced Municipal Credit Opportunities Fund[1]	2,054	32,330
Dividend and Income Fund[1]	2,823	31,674
Cushing Renaissance Fund[1]	1,899	31,390
Sprott Focus Trust, Inc.[1]	4,514	31,147
Mexico Fund, Inc.[1]	1,949	31,106
Invesco High Income Trust II1	2,083	30,433
First Trust Strategic High Income Fund II1	2,444	30,159
Franklin Universal Trust[1]	4,359	29,641
Korea Fund, Inc.[1]	801	28,836
Alpine Global Dynamic Dividend Fund[1]	3,313	28,823
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund[1]	2,272	28,650
Lazard World Dividend & Income Fund, Inc.[1]	2,805	28,331
Japan Smaller Capitalization Fund, Inc.[1]	2,649	27,973
Aberdeen Singapore Fund, Inc.[1]	2,922	27,408
Calamos Global Total Return Fund[1]	2,358	26,976
Special Opportunities Fund, Inc.[1]	1,520	22,663
Nuveen Flexible Investment Income Fund[1]	1,292	22,197
Nuveen Multi-Market Income Fund, Inc.[1]	2,938	22,035
Morgan Stanley Emerging Markets Fund, Inc.[1]	1,505	21,898
Voya Global Advantage and Premium Opportunity Fund[1]	2,148	21,738
New Germany Fund, Inc.[1]	1,494	21,439
Central Europe Russia and Turkey Fund, Inc.[1]	1,073	20,602
First Trust Aberdeen Emerging Opportunity Fund[1]	1,293	19,679
Gabelli Global Utility & Income Trust[1]	1,068	19,534
Aberdeen Latin America Equity Fund, Inc.[1]	891	19,014
Liberty All Star Growth Fund, Inc.[1]	4,098	17,662
Aberdeen Greater China Fund, Inc.[1]	1,936	17,598
Morgan Stanley Asia-Pacific Fund, Inc.[1]	1,146	17,190
JPMorgan China Region Fund, Inc.[1]	971	17,060
Aberdeen Japan Equity Fund, Inc.[1]	2,053	16,876
Aberdeen Chile Fund, Inc.[1]	2,592	16,252
Taiwan Fund, Inc.[1]	911	15,769
European Equity Fund, Inc.[1]	1,762	13,920
Asia Pacific Fund, Inc.[1]	1,266	13,382
Delaware Investments Dividend & Income Fund, Inc.[1]	1,339	13,256
Guggenheim Enhanced Equity Strategy Fund[1,2]	827	13,191

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
CLOSED-END FUNDS† - 12.6% (continued)
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	1,020	$12,893
Mexico Equity & Income Fund, Inc.[1]	1,240	12,834
MFS Intermediate High Income Fund[1]	4,821	12,390
Advent Claymore Convertible Securities and Income Fund[1,2]	715	10,425
Latin American Discovery Fund, Inc.[1]	889	8,952
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	506	8,951
Nuveen AMT-Free Quality Municipal Income Fund[1]	602	8,791
Guggenheim Equal Weight Enhanced Equity Income Fund[1,2]	500	8,415
Aberdeen Australia Equity Fund, Inc.[1]	1,438	8,384
Brookfield High Income Fund, Inc.[1]	1,138	8,330
Total Closed-End Funds
(Cost $14,963,925)		15,535,822

	Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bill
0.00% due 10/13/16[3,4]	$2,500,000	2,499,883
Total U.S. Treasury Bills
(Cost $2,499,935)		2,499,883

REPURCHASE AGREEMENTS††,5 - 20.8%
HSBC Securities, Inc. issued 09/30/16 at 0.38% due 10/03/16	14,285,435	14,285,435
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16	11,342,707	11,342,707
Total Repurchase Agreements
(Cost $25,628,142)		25,628,142
Total Investments - 93.9%
(Cost $111,510,725)		$115,877,125

	Shares
COMMON STOCKS SOLD SHORT† - (33.7)%
Diversified - (0.1)%
Leucadia National Corp.	5,345	(101,769)
Basic Materials - (1.3)%
United States Steel Corp.	2,630	(49,602)
PPG Industries, Inc.	668	(69,044)
Platform Specialty Products Corp.*	9,729	(78,902)
NewMarket Corp.	209	(89,728)
Freeport-McMoRan, Inc.	9,103	(98,859)
Tahoe Resources, Inc.	7,976	(102,332)
Ashland Global Holdings, Inc.	1,002	(116,182)
Royal Gold, Inc.	1,503	(116,377)
WR Grace & Co.	1,628	(120,146)
Alcoa, Inc.	12,235	(124,063)
FMC Corp.	2,630	(127,134)
Southern Copper Corp.	4,885	(128,475)
Praxair, Inc.	1,086	(131,221)
Axalta Coating Systems Ltd.*	4,718	(133,378)
RPM International, Inc.	2,547	(136,825)
Total Basic Materials		(1,622,268)
Utilities - (1.8)%
DTE Energy Co.	84	(7,868)
American Water Works Company, Inc.	335	(25,071)
NRG Energy, Inc.	6,723	(75,365)
Calpine Corp.*	8,727	(110,309)
Aqua America, Inc.	3,872	(118,019)
Sempra Energy	1,128	(120,910)
National Fuel Gas Co.	2,255	(121,928)
Hawaiian Electric Industries, Inc.	4,092	(122,146)
Eversource Energy	2,255	(122,176)
WEC Energy Group, Inc.	2,046	(122,514)
NextEra Energy, Inc.	1,002	(122,565)
Entergy Corp.	1,628	(124,916)
PG&E Corp.	2,046	(125,154)
Vectren Corp.	2,505	(125,751)
CenterPoint Energy, Inc.	5,428	(126,092)
Dominion Resources, Inc.	1,698	(126,110)
Southern Co.	2,463	(126,352)
Alliant Energy Corp.	3,299	(126,385)
OGE Energy Corp.	4,092	(129,389)
MDU Resources Group, Inc.	5,372	(136,664)
Total Utilities		(2,215,684)
Energy - (2.6)%
Whiting Petroleum Corp.*	376	(3,286)
Halliburton Co.	376	(16,875)
Energen Corp.	335	(19,336)
Laredo Petroleum, Inc.*	2,131	(27,490)
Murphy Oil Corp.	919	(27,938)
Kinder Morgan, Inc.	1,337	(30,925)
Superior Energy Services, Inc.	2,255	(40,365)
Continental Resources, Inc.*	835	(43,387)
Williams Companies, Inc.	1,420	(43,637)
Concho Resources, Inc.*	335	(46,012)
Pioneer Natural Resources Co.	251	(46,598)
Dril-Quip, Inc.*	919	(51,225)
Schlumberger Ltd.	709	(55,756)
Noble Energy, Inc.	2,255	(80,594)
RPC, Inc.*	5,095	(85,596)
Southwestern Energy Co.*	7,432	(102,859)
Apache Corp.	1,628	(103,980)
SemGroup Corp. — Class A	3,334	(117,890)
Gulfport Energy Corp.*	4,176	(117,972)
Occidental Petroleum Corp.	1,628	(118,714)
Murphy USA, Inc.*	1,712	(122,168)
FMC Technologies, Inc.*	4,176	(123,902)
Devon Energy Corp.	2,839	(125,228)
Weatherford International plc*	22,423	(126,017)
Cabot Oil & Gas Corp. — Class A	5,095	(131,451)
Phillips 66	1,712	(137,902)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Energy - (2.6)% (continued)
Cimarex Energy Co.	1,044	$(140,282)
Anadarko Petroleum Corp.	2,255	(142,877)
EOG Resources, Inc.	1,503	(145,355)
Cheniere Energy, Inc.*	3,341	(145,668)
Targa Resources Corp.	3,007	(147,674)
Chesapeake Energy Corp.*	25,931	(162,588)
Enbridge, Inc.	7,148	(316,156)
Total Energy		(3,147,703)
Communications - (2.8)%
Clear Channel Outdoor Holdings, Inc. — Class A	209	(1,221)
Viacom, Inc. — Class B	209	(7,963)
Liberty Ventures*	1,253	(49,957)
Twenty-First Century Fox, Inc. — Class A	2,297	(55,633)
Twenty-First Century Fox, Inc. — Class B	2,255	(55,789)
Discovery Communications, Inc. — Class A*	2,172	(58,470)
Frontier Communications Corp.	20,085	(83,554)
Netflix, Inc.*	877	(86,428)
Sprint Corp.*	14,824	(98,284)
AMC Networks, Inc. — Class A*	1,963	(101,801)
FireEye, Inc.*	7,808	(115,012)
TripAdvisor, Inc.*	1,879	(118,715)
Tribune Media Co. — Class A	3,257	(118,946)
Zillow Group, Inc. — Class A*	3,507	(120,816)
CommScope Holding Company, Inc.*	4,092	(123,210)
CBS Corp. — Class B	2,255	(123,439)
Priceline Group, Inc.*	84	(123,605)
FactSet Research Systems, Inc.	793	(128,545)
Splunk, Inc.*	2,213	(129,859)
Zayo Group Holdings, Inc.*	4,509	(133,962)
DISH Network Corp. — Class A*	2,463	(134,923)
Pandora Media, Inc.*	9,938	(142,412)
ARRIS International plc*	5,345	(151,424)
Palo Alto Networks, Inc.*	960	(152,957)
Arista Networks, Inc.*	1,837	(156,292)
Twitter, Inc.*	7,390	(170,339)
Yelp, Inc. — Class A*	4,509	(188,026)
Groupon, Inc. — Class A*	38,374	(197,627)
Alibaba Group Holding Ltd. ADR*	2,659	(281,296)
Total Communications		(3,410,505)
Technology - (3.2)%
Cavium, Inc.*	1	(58)
CommerceHub, Inc.*	125	(1,975)
CommerceHub, Inc.*	250	(3,978)
MSCI, Inc. — Class A	125	(10,493)
Qorvo, Inc.*	335	(18,673)
Accenture plc — Class A	293	(35,796)
Skyworks Solutions, Inc.	584	(44,466)
International Business Machines Corp.	376	(59,728)
SS&C Technologies Holdings, Inc.	1,921	(61,760)
Analog Devices, Inc.	1,041	(67,092)
VeriFone Systems, Inc.*	6,055	(95,306)
salesforce.com, Inc.*	1,337	(95,368)
Ultimate Software Group, Inc.*	500	(102,195)
Marvell Technology Group Ltd.	8,643	(114,693)
QUALCOMM, Inc.	1,712	(117,272)
Maxim Integrated Products, Inc.	3,007	(120,070)
Intuit, Inc.	1,128	(124,091)
CDK Global, Inc.	2,255	(129,347)
Tableau Software, Inc. — Class A*	2,463	(136,130)
NCR Corp.*	4,260	(137,129)
Zynga, Inc. — Class A*	47,310	(137,672)
Red Hat, Inc.*	1,712	(138,381)
Fortinet, Inc.*	3,841	(141,848)
ServiceNow, Inc.*	1,837	(145,399)
Workday, Inc. — Class A*	1,586	(145,420)
Cypress Semiconductor Corp.	12,026	(146,236)
PTC, Inc.*	3,383	(149,901)
Paychex, Inc.	2,756	(159,490)
Autodesk, Inc.*	2,213	(160,066)
Cerner Corp.*	2,672	(164,996)
Veeva Systems, Inc. — Class A*	4,343	(179,279)
Teradata Corp.*	6,013	(186,403)
Lam Research Corp.	2,502	(236,964)
VMware, Inc. — Class A*	5,195	(381,053)
Total Technology		(3,948,728)
Consumer, Cyclical - (4.0)%
Allison Transmission Holdings, Inc.	84	(2,409)
Skechers U.S.A., Inc. — Class A*	251	(5,748)
HD Supply Holdings, Inc.*	209	(6,684)
Toro Co.	168	(7,869)
Ross Stores, Inc.	125	(8,038)
Scotts Miracle-Gro Co. — Class A	167	(13,906)
Domino's Pizza, Inc.	167	(25,359)
Nordstrom, Inc.	751	(38,962)
Copart, Inc.*	751	(40,224)
Eldorado Resorts, Inc.*	3,040	(42,742)
Wynn Resorts Ltd.	500	(48,710)
Ulta Salon Cosmetics & Fragrance, Inc.*	209	(49,738)
Advance Auto Parts, Inc.	335	(49,955)
NIKE, Inc. — Class B	1,503	(79,133)
TJX Companies, Inc.	1,086	(81,211)
Costco Wholesale Corp.	542	(82,660)
BorgWarner, Inc.	2,422	(85,206)
Signet Jewelers Ltd.	1,211	(90,256)
Tractor Supply Co.	1,378	(92,808)
Hilton Worldwide Holdings, Inc.	4,051	(92,889)
lululemon athletica, Inc.*	1,544	(94,153)
Hyatt Hotels Corp. — Class A*	1,963	(96,619)
Polaris Industries, Inc.	1,295	(100,285)
Dollar Tree, Inc.*	1,337	(105,529)
Kate Spade & Co.*	6,180	(105,863)
Chipotle Mexican Grill, Inc. — Class A*	251	(106,299)
VF Corp.	1,921	(107,672)
Sally Beauty Holdings, Inc.*	4,301	(110,449)
Panera Bread Co. — Class A*	584	(113,716)
Harley-Davidson, Inc.	2,172	(114,225)
Williams-Sonoma, Inc.	2,297	(117,331)
Choice Hotels International, Inc.	2,672	(120,454)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Consumer, Cyclical - (4.0)% (continued)
Hanesbrands, Inc.	4,885	$(123,346)
Gaming and Leisure Properties, Inc.	3,716	(124,301)
Starbucks Corp.	2,297	(124,360)
CarMax, Inc.*	2,339	(124,786)
WW Grainger, Inc.	557	(125,236)
Tempur Sealy International, Inc.*	2,213	(125,566)
Fastenal Co.	3,007	(125,632)
L Brands, Inc.	1,795	(127,032)
Yum! Brands, Inc.	1,462	(132,764)
Spirit Airlines, Inc.*	3,132	(133,204)
Delphi Automotive plc	1,921	(137,006)
Harman International Industries, Inc.	1,628	(137,484)
Tupperware Brands Corp.	2,172	(141,984)
Dunkin' Brands Group, Inc.	2,839	(147,855)
Tiffany & Co.	2,088	(151,651)
WABCO Holdings, Inc.*	1,378	(156,444)
Lions Gate Entertainment Corp.	11,366	(227,207)
Tesla Motors, Inc.*	1,410	(287,683)
Total Consumer, Cyclical		(4,890,643)
Industrial - (4.7)%
Caterpillar, Inc.	84	(7,457)
General Electric Co.	418	(12,381)
Expeditors International of Washington, Inc.	376	(19,372)
Fortune Brands Home & Security, Inc.	335	(19,464)
Union Pacific Corp.	209	(20,384)
Honeywell International, Inc.	209	(24,367)
KBR, Inc.	1,837	(27,794)
Ingersoll-Rand plc	418	(28,399)
Colfax Corp.*	960	(30,173)
Acuity Brands, Inc.	125	(33,075)
General Dynamics Corp.	251	(38,945)
Hexcel Corp.	1,086	(48,110)
Berry Plastics Group, Inc.*	1,162	(50,954)
Boeing Co.	418	(55,067)
Emerson Electric Co.	1,295	(70,590)
Stericycle, Inc.*	1,211	(97,050)
Chicago Bridge & Iron Company N.V.	3,465	(97,124)
Graco, Inc.	1,462	(108,188)
Hubbell, Inc.	1,086	(117,006)
United Parcel Service, Inc. — Class B	1,086	(118,765)
Covanta Holding Corp.	7,725	(118,888)
Eagle Materials, Inc.	1,544	(119,351)
Kansas City Southern	1,295	(120,849)
TransDigm Group, Inc.*	418	(120,852)
Owens-Illinois, Inc.*	6,681	(122,864)
Allegion plc	1,795	(123,693)
Landstar System, Inc.	1,824	(124,178)
Sealed Air Corp.	2,714	(124,355)
3M Co.	709	(124,947)
J.B. Hunt Transport Services, Inc.	1,544	(125,280)
CH Robinson Worldwide, Inc.	1,795	(126,476)
SBA Communications Corp. — Class A*	1,128	(126,516)
United Technologies Corp.	1,253	(127,305)
Pentair plc	2,004	(128,737)
Flowserve Corp.	2,672	(128,897)
Rockwell Collins, Inc.	1,544	(130,221)
Lincoln Electric Holdings, Inc.	2,088	(130,751)
Rockwell Automation, Inc.	1,086	(132,861)
Middleby Corp.*	1,086	(134,251)
Cree, Inc.*	5,220	(134,258)
Garmin Ltd.	2,797	(134,564)
Donaldson Company, Inc.	3,632	(135,583)
AMETEK, Inc.	2,839	(135,648)
Roper Technologies, Inc.	751	(137,035)
Armstrong World Industries, Inc.*	3,341	(138,050)
HEICO Corp.	2,004	(138,677)
Nordson Corp.	1,420	(141,475)
IDEX Corp.	1,544	(144,472)
Wabtec Corp.	1,795	(146,562)
B/E Aerospace, Inc.	2,839	(146,663)
Ball Corp.	1,837	(150,542)
National Instruments Corp.	5,469	(155,320)
Trimble, Inc.*	5,720	(163,363)
Zebra Technologies Corp. — Class A*	2,630	(183,074)
Cognex Corp.	4,301	(227,350)
Total Industrial		(5,828,573)
Consumer, Non-cyclical - (6.2)%
Altria Group, Inc.	84	(5,311)
Hertz Global Holdings, Inc.*	175	(7,028)
Community Health Systems, Inc.*	711	(8,205)
Clorox Co.	84	(10,515)
HCA Holdings, Inc.*	167	(12,630)
Akorn, Inc.*	584	(15,920)
Morningstar, Inc.	251	(19,897)
AmerisourceBergen Corp. — Class A	251	(20,276)
Alexion Pharmaceuticals, Inc.*	167	(20,464)
Perrigo Company plc	251	(23,175)
Graham Holdings Co. — Class B	84	(40,435)
Avis Budget Group, Inc.*	1,211	(41,428)
Philip Morris International, Inc.	460	(44,721)
Patterson Companies, Inc.	1,044	(47,961)
Endo International plc*	2,381	(47,977)
Bristol-Myers Squibb Co.	919	(49,552)
Tenet Healthcare Corp.*	2,213	(50,147)
Pinnacle Foods, Inc.	1,002	(50,270)
Robert Half International, Inc.	1,378	(52,171)
Bruker Corp.	2,339	(52,978)
WEX, Inc.*	500	(54,045)
Bunge Ltd.	1,128	(66,811)
Incyte Corp.*	709	(66,852)
Seattle Genetics, Inc.*	1,462	(78,963)
Whole Foods Market, Inc.	2,923	(82,867)
Hain Celestial Group, Inc.*	2,505	(89,128)
PepsiCo, Inc.	877	(95,391)
DexCom, Inc.*	1,128	(98,880)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Consumer, Non-cyclical - (6.2)% (continued)
Amsurg Corp. — Class A*	1,494	$(100,173)
Rollins, Inc.	3,465	(101,455)
Alkermes plc*	2,255	(106,053)
Hershey Co.	1,128	(107,837)
Nielsen Holdings plc	2,046	(109,604)
Monster Beverage Corp.*	751	(110,254)
Kimberly-Clark Corp.	877	(110,625)
Anthem, Inc.	887	(111,150)
Mead Johnson Nutrition Co. — Class A	1,420	(112,194)
Sprouts Farmers Market, Inc.*	5,511	(113,802)
Edgewell Personal Care Co.*	1,462	(116,258)
CoStar Group, Inc.*	542	(117,359)
Stryker Corp.	1,044	(121,532)
Coca-Cola Co.	2,881	(121,924)
Estee Lauder Companies, Inc. — Class A	1,378	(122,036)
Colgate-Palmolive Co.	1,656	(122,776)
Kellogg Co.	1,586	(122,867)
BioMarin Pharmaceutical, Inc.*	1,337	(123,699)
Brown-Forman Corp. — Class B	2,630	(124,767)
Sysco Corp.	2,588	(126,838)
Vertex Pharmaceuticals, Inc.*	1,462	(127,501)
McCormick & Company, Inc.	1,295	(129,396)
ConAgra Foods, Inc.	2,797	(131,767)
S&P Global, Inc.	1,044	(132,128)
Ecolab, Inc.	1,086	(132,188)
Moody's Corp.	1,253	(135,675)
Intercept Pharmaceuticals, Inc.*	835	(137,433)
Alnylam Pharmaceuticals, Inc.*	2,046	(138,678)
Macquarie Infrastructure Corp.	1,670	(139,011)
CR Bard, Inc.	626	(140,399)
Premier, Inc. — Class A*	4,343	(140,453)
Live Nation Entertainment, Inc.*	5,387	(148,035)
Gartner, Inc.*	1,712	(151,426)
Intuitive Surgical, Inc.*	209	(151,489)
Align Technology, Inc.*	1,670	(156,563)
Automatic Data Processing, Inc.	1,795	(158,319)
Verisk Analytics, Inc. — Class A*	1,973	(160,366)
Brookdale Senior Living, Inc. — Class A*	9,270	(161,762)
Illumina, Inc.*	1,002	(182,023)
FleetCor Technologies, Inc.*	1,086	(188,671)
Ionis Pharmaceuticals, Inc.*	5,304	(194,339)
IDEXX Laboratories, Inc.*	1,837	(207,085)
Aetna, Inc.	2,353	(271,654)
Abbott Laboratories	12,338	(521,774)
Total Consumer, Non-cyclical		(7,695,336)
Financial - (7.0)%
Huntington Bancshares, Inc.	1	(10)
Hope Bancorp, Inc.	1	(17)
Progressive Corp.	84	(2,646)
UDR, Inc.	125	(4,499)
Invesco Ltd.	291	(9,100)
Realty Income Corp.	167	(11,177)
Torchmark Corp.	209	(13,353)
Apartment Investment & Management Co. — Class A	376	(17,262)
Chubb Ltd.	167	(20,984)
DDR Corp.	1,378	(24,018)
LPL Financial Holdings, Inc.	877	(26,231)
Iron Mountain, Inc.	751	(28,185)
WP Carey, Inc.	460	(29,684)
Public Storage	167	(37,264)
BlackRock, Inc. — Class A	125	(45,308)
Unum Group	1,503	(53,071)
Douglas Emmett, Inc.	1,628	(59,634)
Outfront Media, Inc.	2,714	(64,186)
Allstate Corp.	960	(66,413)
Kilroy Realty Corp.	960	(66,576)
Assurant, Inc.	751	(69,280)
Forest City Realty Trust, Inc. — Class A	3,174	(73,415)
HCP, Inc.	2,130	(80,834)
Federated Investors, Inc. — Class B	2,839	(84,120)
Western Alliance Bancorporation*	2,381	(89,383)
First Horizon National Corp.	6,097	(92,857)
Weyerhaeuser Co.	2,923	(93,361)
Franklin Resources, Inc.	2,797	(99,489)
Howard Hughes Corp.*	877	(100,417)
Loews Corp.	2,547	(104,809)
People's United Financial, Inc.	6,853	(108,414)
Tanger Factory Outlet Centers, Inc.	2,797	(108,971)
Intercontinental Exchange, Inc.	418	(112,592)
LendingClub Corp.*	18,341	(113,347)
Signature Bank*	960	(113,712)
SEI Investments Co.	2,547	(116,169)
T. Rowe Price Group, Inc.	1,753	(116,575)
Principal Financial Group, Inc.	2,297	(118,318)
Wells Fargo & Co.	2,714	(120,176)
Essex Property Trust, Inc.	542	(120,703)
Simon Property Group, Inc.	584	(120,894)
SL Green Realty Corp.	1,128	(121,937)
Crown Castle International Corp.	1,295	(122,002)
Alliance Data Systems Corp.	584	(125,286)
Taubman Centers, Inc.	1,712	(127,390)
American Tower Corp. — Class A	1,128	(127,836)
American Express Co.	2,004	(128,336)
Rayonier, Inc.	4,844	(128,560)
Healthcare Trust of America, Inc. — Class A	3,967	(129,403)
Vornado Realty Trust	1,295	(131,067)
TFS Financial Corp.	7,390	(131,616)
Marsh & McLennan Companies, Inc.	1,963	(132,012)
Commerce Bancshares, Inc.	2,700	(133,002)
CBRE Group, Inc. — Class A*	4,760	(133,185)
Bank of Hawaii Corp.	1,837	(133,403)
Cullen/Frost Bankers, Inc.	1,879	(135,175)
OneMain Holdings, Inc.*	4,385	(135,716)
Eaton Vance Corp.	3,507	(136,948)
U.S. Bancorp	3,216	(137,934)
White Mountains Insurance Group Ltd.	167	(138,610)
SLM Corp.*	18,916	(141,302)
State Street Corp.	2,046	(142,463)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Financial - (7.0)% (continued)
SVB Financial Group*	1,295	$(143,149)
ProAssurance Corp.	2,756	(144,635)
Allied World Assurance Company Holdings AG	3,674	(148,503)
Brown & Brown, Inc.	4,022	(151,670)
FNF Group	4,176	(154,136)
Markel Corp.*	167	(155,105)
United Bankshares, Inc.	4,128	(155,502)
Charles Schwab Corp.	4,927	(155,545)
Mercury General Corp.	2,881	(158,023)
American International Group, Inc.	2,672	(158,556)
TD Ameritrade Holding Corp.	4,551	(160,377)
Erie Indemnity Co. — Class A	1,586	(161,882)
Aon plc	1,462	(164,460)
Arthur J Gallagher & Co.	3,257	(165,683)
CBOE Holdings, Inc.	2,645	(171,528)
Mastercard, Inc. — Class A	1,753	(178,402)
Colony Capital, Inc. — Class A	11,878	(216,537)
Canadian Imperial Bank of Commerce	5,543	(429,749)
Total Financial		(8,684,079)
Total Common Stocks Sold Short
(Proceeds $40,541,907)		(41,545,288)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (13.1)%
iShares Core U.S. Aggregate Bond ETF	374	(42,045)
VanEck Vectors Russia ETF	4,680	(87,797)
iShares MSCI Australia ETF	4,229	(88,386)
iShares MSCI South Korea Capped ETF	1,962	(114,051)
SPDR S&P 500 ETF Trust	543	(117,451)
Real Estate Select Sector SPDR Fund	3,587	(117,561)
iShares MSCI Japan ETF	12,376	(155,195)
iShares MSCI Mexico Capped ETF	3,583	(173,704)
iShares 20+ Year Treasury Bond ETF	1,381	(189,901)
VanEck Vectors Gold Miners ETF	7,473	(197,511)
iShares MSCI Taiwan ETF	12,711	(199,563)
Materials Select Sector SPDR Fund	4,573	(218,361)
iShares MSCI United Kingdom ETF	15,718	(248,973)
iShares 7-10 Year Treasury Bond ETF	2,240	(250,611)
iShares MSCI Emerging Markets ETF	6,998	(262,075)
PowerShares QQQ Trust Series 1	2,344	(278,280)
Industrial Select Sector SPDR Fund	4,937	(288,222)
iShares China Large-Capital ETF	8,098	(307,805)
Utilities Select Sector SPDR Fund	6,595	(323,089)
iShares Russell 1000 Growth ETF	3,700	(385,429)
Consumer Discretionary Select Sector SPDR Fund	4,872	(389,955)
Consumer Staples Select Sector SPDR Fund	7,713	(410,409)
Technology Select Sector SPDR Fund	8,860	(423,331)
iShares MSCI EAFE ETF	7,469	(441,642)
Financial Select Sector SPDR Fund	25,782	(497,593)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,751	(585,228)
iShares Russell 2000 Index ETF	5,435	(675,081)
Health Care Select Sector SPDR Fund	11,828	(852,917)
Energy Select Sector SPDR Fund	13,099	(924,920)
iShares Russell 1000 Value ETF	8,841	(933,786)
iShares U.S. Real Estate ETF	14,934	(1,204,278)
iShares TIPS Bond ETF	10,904	(1,270,207)
SPDR Barclays High Yield Bond ETF	96,946	(3,559,858)
Total Exchange-Traded Funds Sold Short
(Proceeds $15,750,978)		(16,215,215)

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Chemtura Corp. Expiring December 2016 with strike price of $35.00	37	(83)
WhiteWave Foods Co. Expiring October 2016 with strike price of $60.00	50	(375)
Total Call options		(458)
Total Options Written
(Premiums received $392)		(458)
Total Securities Sold Short- (46.8)%
(Proceeds $56,293,276)		$(57,760,961)
Other Assets & Liabilities, net - 52.9%		65,206,460
Total Net Assets - 100.0%		$123,322,624

		Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,983,200)	56	$191,177
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $7,278,420)	47	87,624
December 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,773,260)	17	39,764

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
October 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $1,321,831)	13	$32,936
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,532,010)	26	22,294
December 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $1,181,578)	4	18,788
October 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $983,592)	10	10,283
December 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $326,414)	2	3,273
December 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $177,976)	2	(104)
October 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $2,584,835)	17	(7,797)
October 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $1,585,804)	46	(8,735)
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,639,260)	18	(18,807)
December 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $3,408,600)	195	(60,867)
November 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $997,690)	59	(112,552)
(Total Aggregate Value of Contracts $32,774,470)		$197,277

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,327,871)	52	$62,493
November 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $424,000)	8	35,292
November 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $950,000)	16	19,422
November 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $305,382)	5	12,992
November 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $443,184)	7	9,685
November 2016 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $257,090)	4	4,190
November 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $250,313)	6	7
December 2016 Corn Futures Contracts (Aggregate Value of Contracts $84,063)	5	(148)
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $286,050)	6	(713)
December 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $397,163)	7	(1,590)
December 2016 Silver Futures Contracts (Aggregate Value of Contracts $96,175)	1	(2,903)
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $306,495)	9	(4,208)
(Total Aggregate Value of Contracts $5,127,786)		$134,519

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $9,014,941)	6	$46,002
December 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $4,853,938)	37	15,078
December 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,775,797)	17	7,084
December 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $3,413,378)	23	3,319

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
December 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,802,110)	25	$3,115
December 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,550,744)	52	3,109
December 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $1,862,174)	10	2,475
December 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $1,010,625)	6	(1,791)
December 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $368,750)	2	(2,472)
December 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $2,530,221)	15	(8,419)
(Total Aggregate Value of Contracts $34,182,678)		$67,500

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,681,240)	22	$30,622
December 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,349,350)	19	11,701
December 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $1,690,800)	12	1,056
(Total Aggregate Value of Contracts $5,721,390)		$43,379

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2016 Wheat Futures Contracts (Aggregate Value of Contracts $1,085,400)	54	$60,342
December 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $583,770)	33	57,860
December 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $934,313)	45	48,276
December 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $520,650)	13	17,811
November 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $204,190)	7	7,648
November 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $287,820)	6	(2,018)
December 2016 Copper Futures Contracts (Aggregate Value of Contracts $773,850)	14	(9,377)
December 2016 Brent Crude Futures Contracts (Aggregate Value of Contracts $149,820)	3	(9,761)
November 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $761,600)	17	(48,452)
(Total Aggregate Value of Contracts $5,301,413)		$122,329

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 British Pound Futures Contracts (Aggregate Value of Contracts $2,758,250)	34	$27,209
December 2016 E-Micro GBP/USD Futures Contracts (Aggregate Value of Contracts $332,484)	41	5,977
December 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,525,600)	20	(8,638)
(Total Aggregate Value of Contracts $4,616,334)		$24,548

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,336,930)	11	$(3,409)

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,947,500)	125	$119,305
January 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $913,850)	49	15,227
October 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $188,189)	3	492

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $263,005)	2	$(2,326)
October 2016 CAC ' 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $1,549,217)	31	(24,033)
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $15,985,849)	148	(326,264)
(Total Aggregate Value of Contracts $20,847,610)		$(217,599)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2016 Goldman Sachs Multi-Hedge Strategies Short Index Swap 0.18%[6], Terminating 12/13/16 (Notional Value $6,914,736)	58,684	$43,189
Goldman Sachs International December 2016 Goldman Sachs Multi-Hedge Strategies Long Index Swap 0.18%[7], Terminating 12/13/16 (Notional Value $17,128,529)	128,150	$(191,836)

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swap6

Sector	% of Index
Financials	19.7%
Consumer Discretionary	18.8%
Health Care	18.0%
Energy	14.8%
Industrials	10.5%
Technology	4.8%
Materials	4.7%
Utilities	3.6%
Communications	3.2%
Consumer Staples	1.9%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap7

Sector	% of Index
Financials	18.9%
Industrials	14.6%
Technology	13.3%
Materials	10.7%
Energy	10.7%
Health Care	8.9%
Consumer Staples	8.7%
Consumer Discretionary	5.3%
Communications	4.6%
Utilities	4.3%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2016.
[2]	Affiliated issuer — See Note 5.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]
Customized basket of 150 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

[7]
Customized basket of 201 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Consolidated Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$336,018	$—	$—	$—	$336,018
Common Stocks	72,181,802	—	—	—	—	72,181,802
Closed-End Funds	15,535,822	—	—	—	—	15,535,822
Currency Futures Contracts	—	76,565	—	—	—	76,565
Equity Futures Contracts	—	435,627	—	105,536	—	541,163
Equity Index Swap Agreements	—	—	—	43,189	—	43,189
Interest Rate Futures Contracts	—	15,078	—	65,104	—	80,182
Mutual Funds	31,476	—	—	—	—	31,476
Repurchase Agreements	—	—	25,628,142	—	—	25,628,142
U.S. Treasury Bills	—	—	2,499,883	—	—	2,499,883
Total	$87,749,100	$863,288	$28,128,025	$213,829	$—	$116,954,242

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$79,170	$—	$—	$—	$79,170
Common Stocks	41,545,288	—	—	—	—	41,545,288
Currency Futures Contracts	—	8,638	—	—	—	8,638
Equity Futures Contracts	—	527,225	—	34,260	—	561,485
Equity Index Swap Agreements	—	—	—	191,836	—	191,836
Exchange-Traded Funds	16,215,215	—	—	—	—	16,215,215
Interest Rate Futures Contracts	—	7,672	—	8,419	—	16,091
Options Written	458	—	—	—	—	458
Total	$57,760,961	$622,705	$—	$234,515	$—	$58,618,181

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

1. Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended September 30, 2016:

Fund	Use
Multi-Hedge Strategies Fund	Hedge, Income

Written Call Options
	Multi-Hedge Strategies Fund
	Number of contracts	Premium amount
Balance at December 31, 2015	30	$1,349
Options Written	247	3,364
Options terminated in closing purchase transactions	–	–
Options expired	(190)	(4,321)
Options exercised	–	–
Balance at September 30, 2016	87	$392

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

Fund	Use	Average Notional
		Long	Short
Managed Futures Strategy Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation, Income	$977,369,887	$308,549,518
Multi-Hedge Strategies Fund	Hedge, Leverage, Liquidity, Speculation	81,713,372	37,528,054
Commodities Strategy Fund	Index exposure, Liquidity	6,703,366	–

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

Fund	Use	Long	Average Notional Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$17,664,061	$8,584,592

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.38%			0.00%
Due 10/03/16	$469,487,376	$469,502,243	11/15/39	$803,943,000	$478,877,146

Royal Bank of Canada			U.S. Treasury Notes
0.36%			1.38% - 1.50%
Due 10/03/16	376,221,445	376,232,732	05/31/20	370,488,200	380,280,860
			U.S. TIP Notes
			0.63%
			07/15/21	3,127,500	3,515,043
				373,615,700	383,795,902

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Commodities Strategy Fund	$4,389,260	$-	$(410,031)	$(410,031)
Managed Futures Strategy Fund	188,264,841	-	(41,127,764)	(41,127,764)
Multi-Hedge Strategies Fund	112,109,836	6,748,678	(2,981,389)	3,767,289

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Consolidated Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 28, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	November 28, 2016

*	Print the name and title of each signing officer under his or her signature.